Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 2,590,931	$ 2,433,720	$ 945,577
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	233,493	187,662	86,396
Bad debt expense	229,707	76,459	39,173
Deferred income taxes	(312,997)	(82,162)	(106,401)
Loss on disposal of property, plant and equipment			6,199
Gain on disposal of subsidiary		(789)
Changes in assets and liabilities:
Accounts receivable	(3,345,269)	(1,410,115)	(1,411,777)
Accounts receivable from related parties	1,090,465	3,645,922	(3,754,977)
Notes receivable	70,000	(56,139)	64,218
Inventories	(4,923,400)	(2,743,853)	(1,890,918)
Deferred cost of revenue	(2,453,097)
Advances to suppliers and other current assets	(412,955)	(2,289,933)	(540,737)
Advances to supplier - related party			793,106
Due from related parties	703	75,469	(1,023)
Other non-current assets	4,719	22,857	132,971
Accounts payable and bank acceptance notes to vendors	2,825,887	1,079,258	582,555
Accounts payable to related party		(2,140,504)	1,159,416
Deferred income	(26,639)	(30,102)	61,007
Advances from customers	499,067	425,736	(42,227)
Due to related parties	5,102	(28,257)	(68,302)
Income tax payables	144,944	(181,386)	550,163
Accrued expenses and other payables	589,638	352,502	437,151
Net cash used in operating activities	(3,189,701)	(663,655)	(2,958,430)
Cash flows from investing activities
Purchase of land use rights		(2,261,745)
Purchase of property, plant and equipment	(1,482,360)	(66,641)	(1,218,404)
Proceeds from disposal of property, plant and equipment			9,296
Advances to third parties	(1,236,490)	(301,019)	(40,136)
Repayments from third parties	1,236,490	338,646
Advances to related parties		(239,467)	(353,767)
Repayments from related parties	2,960	473,320	20,871
Net change in restricted cash	(5,712,407)	(922,380)	(621,567)
Cash received in connection with disposal of subsidiary		(1,209)
Net cash used in investing activities	(7,191,807)	(2,980,495)	(2,203,707)
Cash flows from financing activities
Proceeds from issuances of common shares	7,111,325	5,323,026
Capital contribution from shareholders		198,917	2,212,796
Capital distribution in connection with acquisition of a subsidiary		(4,418,425)
Borrowings from related parties		2,558,661	478,969
Repayment to related parties	(739,973)	(1,982,733)	(799,590)
Proceeds from loans due within one year	8,805,683	11,613,289	4,013,614
Repayment of loans	(3,283,830)	(8,142,563)	(642,178)
Net cash provided by financing activities	11,893,205	5,150,172	5,263,611
Effect of foreign exchange rate changes on cash and cash equivalents	121,621	(156,412)	(3,080)
Net increase in cash and cash equivalents	1,633,318	1,349,610	98,394
Cash and cash equivalents, beginning of the year	1,484,762	135,152	36,758
Cash and cash equivalents, end of the year	3,118,080	1,484,762	135,152
Supplemental cash flow information
Cash paid for interest	244,753	307,797	8,354
Cash paid for income taxes	656,602	812,637	9,088
Non-cash investing and financing activities:
Stock issued for debt conversion		3,847,000
Properties acquired with loans	206,000
Liabilities assumed in connection with purchase of property, plant and equipment	$ 7,445,478